Unsecured senior notes (Tables)	12 Months Ended
Mar. 31, 2026
Unsecured senior notes
Summary of the unsecured senior notes

Bank borrowings are analyzed as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Current portion:
Syndicated loan / revolving credit facility (i)(ii)	—	3,900
Short-term other borrowings (i)	22,562	24,324
	22,562	28,224
Non-current portion:
Syndicated loan / revolving credit facility (ii)(iii)	22,937	—
Long-term other borrowings (iii)	26,972	47,450
	49,909	47,450

(i)
As of March 31, 2025 and 2026, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 0.8% to 4.8% and 0.6% to 9.2% per annum, respectively. As of March 31, 2025 and 2026, the weighted average interest rate of these borrowings was 2.0% and 1.5% per annum, respectively. The borrowings are primarily denominated in RMB.
(ii)
As of March 31, 2025, the Company had a syndicated loan which was initially entered into with a group of eight lead arrangers. Following the partial repayment of US$830 million in January 2025, the size of the syndicated loan was reduced from US$4.0 billion to US$3.17 billion. In September 2025, the Company amended the loan facility and reduced the pricing terms from Secured Overnight Financing Rate (“SOFR”) plus 80 basis points to SOFR plus 66 basis points. Effective in November 2025, the facility was restructured as a revolving credit facility with ancillary facility arrangement. The drawdowns are permitted in both U.S. dollars and Hong Kong dollars, and RMB is also permitted for ancillary facility. The expiration date of the facility was extended from May 2028 to September 30, 2028, with an option to further extend to September 30, 2030. The interest rate of the credit facility was 66 basis points over SOFR or Hong Kong Interbank Offered Rate (“HIBOR”), and the margin will be 81 basis points for the optional extension period. In December 2025, the Company repaid the outstanding balance of US$3.17 billion under the revolving credit facility. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company during the years ended March 31, 2025 and 2026. As of March 31, 2026, the Company had a total outstanding borrowing amount of RMB3.9 billion under the ancillary facility arrangement by way of short-term loan facilities, and the unutilized commitment of this revolving credit facility was approximately US$2.6 billion.
(iii)
As of March 31, 2025 and 2026, the Company had long-term borrowings from banks with weighted average interest rates of 3.9% and 2.5% per annum, respectively. The borrowings are primarily denominated in RMB.

Schedule of future principal payments due	As of March 31, 2026, the future principal payments for the Company’s borrowings were as follows:

Principal amounts
RMB
(in millions)
Within 1 year	28,224
Between 1 to 2 years	1,453
Between 2 to 3 years	4,849
Between 3 to 4 years	5,420
Between 4 to 5 years	26,951
Beyond 5 years	8,777
75,674

Unsecured senior notes
Unsecured senior notes
Summary of the unsecured senior notes

The following table provides a summary of the Company’s unsecured senior notes as of March 31, 2025 and 2026:

	As of March 31,		Effective
	2025	2026	interest rate
	RMB	RMB
	(in millions)
US$2,550 million 3.400% notes due 2027	18,434	17,582	3.52%
RMB8,400 million 2.650% notes due 2028	8,353	8,368	2.83%
RMB5,000 million 2.800% notes due 2029	4,971	4,977	2.93%
US$1,000 million 4.875% notes due 2030	7,205	6,871	5.01%
US$1,500 million 2.125% notes due 2031	10,834	10,328	2.20%
US$700 million 4.500% notes due 2034	5,034	4,799	4.60%
RMB2,500 million 3.100% notes due 2034	2,485	2,486	3.17%
US$1,150 million 5.250% notes due 2035	8,268	7,882	5.35%
US$1,000 million 4.000% notes due 2037	7,203	6,865	4.06%
US$1,000 million 2.700% notes due 2041	7,158	6,824	2.80%
RMB1,100 million 3.500% notes due 2044	1,093	1,094	3.54%
US$1,750 million 4.200% notes due 2047	12,586	11,993	4.25%
US$1,500 million 3.150% notes due 2051	10,796	10,287	3.19%
US$500 million 5.625% notes due 2054	3,597	3,427	5.67%
US$1,000 million 4.400% notes due 2057	7,186	6,847	4.44%
US$1,000 million 3.250% notes due 2061	7,195	6,855	3.28%
Carrying value	122,398	117,485
Unamortized discount and debt issuance costs	838	725
Total principal amounts of unsecured senior notes	123,236	118,210
Less: current portion of principal amounts of unsecured senior notes	—	—
Non-current portion of principal amounts of unsecured senior notes	123,236	118,210

Schedule of future principal payments due

As of March 31, 2026, the future principal payments for the Company’s unsecured senior notes were as follows:

Principal amounts
RMB
(in millions)
Within 1 year	—
Between 1 to 2 years	17,617
Between 2 to 3 years	8,400
Between 3 to 4 years	5,000
Between 4 to 5 years	17,271
Thereafter	69,922
118,210